Form N-1A Supplement	Mar. 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2026, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
(THE “FUND”)
Important Notice Regarding Change in Investment Policy and Name
This supplement is intended to provide advance notice to shareholders regarding changes to the Fund, including its name and related 80% investment policy, investment goal and principal investment strategies, as approved by the Board of Trustees (the “Board”) of the Franklin Templeton ETF Trust, as described further below.
On September 3, 2026, the Board approved changes to the Fund’s name, investment goal and principal investment strategies, including its 80% investment policy, to reflect the Fund’s new investment approach as an actively managed portfolio. In addition, the Board approved changes to the Fund’s sub‑advisors and portfolio management team.
Therefore, effective on or about December 1, 2026 (the “Effective Date”), the Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:
I.	Name, Investment Goal and Principal Investment Strategies Changes
On the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF and the Fund’s new investment goal will be to seek capital appreciation and the Prospectus is revised accordingly.
In pursuing its new investment goal, the Fund will no longer seek to track the investment results of an underlying index and will instead be actively managed. The Fund will seek to achieve its investment goal by investing in an “enhanced” portfolio of U.S. large capitalization equity securities selected from the Fund’s investable universe, which generally includes equity securities of companies in the Russell 1000 Index and/or the S&P 500 Index. The security selection process for the Fund will combine a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors with an “alpha signal” that leverages a quantitative process to extract individual conviction rankings derived from portfolio holdings data across a number of actively managed U.S. large capitalization equity accounts/
strategies managed by Franklin Advisers, Inc. (FAV) as well as the following Franklin Templeton specialized investment managers serving as non‑discretionary sub‑advisors to the Fund: Putnam Investment Management, LLC and ClearBridge Investments, LLC. The Fund may also invest up to 10% of its total assets in foreign securities and will invest in both growth and value stocks, or in stocks with characteristics of both (“core” style of investing).
As of the Effective Date, the Fund will implement corresponding changes to its principal investment strategies and principal risks which will be incorporated in a post-effective amendment to the Fund’s registration statement.
In connection with these changes, the Fund will no longer measure its performance based on tracking correlation to the LibertyQ U.S. Large Cap Equity Index (the “Underlying Index”) and will no longer use the Underlying Index as a tailored benchmark for performance comparison purposes. The Fund will also change its broad-based benchmark from the Russell 3000 Index to the S&P 500 Index.
Accordingly, as of the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF, and the Fund’s 80% investment policy is revised as follows: Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. equity securities. The Fund considers U.S. issuers to include U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.
Additional information regarding the Fund’s principal investment strategies and risks under its new investment approach will be provided to shareholders on or around the Effective Date indicated above.
The Fund’s fees and expenses will not change as a result of the revisions to the Fund’s name, 80% policy, investment goal and principal investment strategies described above.

Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2026, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
(THE “FUND”)
Important Notice Regarding Change in Investment Policy and Name
This supplement is intended to provide advance notice to shareholders regarding changes to the Fund, including its name and related 80% investment policy, investment goal and principal investment strategies, as approved by the Board of Trustees (the “Board”) of the Franklin Templeton ETF Trust, as described further below.
On September 3, 2026, the Board approved changes to the Fund’s name, investment goal and principal investment strategies, including its 80% investment policy, to reflect the Fund’s new investment approach as an actively managed portfolio. In addition, the Board approved changes to the Fund’s sub‑advisors and portfolio management team.
Therefore, effective on or about December 1, 2026 (the “Effective Date”), the Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:
I.	Name, Investment Goal and Principal Investment Strategies Changes
On the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF and the Fund’s new investment goal will be to seek capital appreciation and the Prospectus is revised accordingly.
In pursuing its new investment goal, the Fund will no longer seek to track the investment results of an underlying index and will instead be actively managed. The Fund will seek to achieve its investment goal by investing in an “enhanced” portfolio of U.S. large capitalization equity securities selected from the Fund’s investable universe, which generally includes equity securities of companies in the Russell 1000 Index and/or the S&P 500 Index. The security selection process for the Fund will combine a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors with an “alpha signal” that leverages a quantitative process to extract individual conviction rankings derived from portfolio holdings data across a number of actively managed U.S. large capitalization equity accounts/
strategies managed by Franklin Advisers, Inc. (FAV) as well as the following Franklin Templeton specialized investment managers serving as non‑discretionary sub‑advisors to the Fund: Putnam Investment Management, LLC and ClearBridge Investments, LLC. The Fund may also invest up to 10% of its total assets in foreign securities and will invest in both growth and value stocks, or in stocks with characteristics of both (“core” style of investing).
As of the Effective Date, the Fund will implement corresponding changes to its principal investment strategies and principal risks which will be incorporated in a post-effective amendment to the Fund’s registration statement.
In connection with these changes, the Fund will no longer measure its performance based on tracking correlation to the LibertyQ U.S. Large Cap Equity Index (the “Underlying Index”) and will no longer use the Underlying Index as a tailored benchmark for performance comparison purposes. The Fund will also change its broad-based benchmark from the Russell 3000 Index to the S&P 500 Index.
Accordingly, as of the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF, and the Fund’s 80% investment policy is revised as follows: Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. equity securities. The Fund considers U.S. issuers to include U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.
Additional information regarding the Fund’s principal investment strategies and risks under its new investment approach will be provided to shareholders on or around the Effective Date indicated above.
The Fund’s fees and expenses will not change as a result of the revisions to the Fund’s name, 80% policy, investment goal and principal investment strategies described above.